In-License and Collaboration Agreements (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
		Sep. 30, 2016	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Research and development	[1]			$ 121,199	$ 73,107
Redeemable convertible preferred stock purchase price				$ 0.0001	$ 0.0001
Contract With Customer Liability					$ 22,200
Series B Preferred Stock
Description of Organization and Business Operations [Line Items]
Shares issuable under the participation right			2,509,446
Minimum
Description of Organization and Business Operations [Line Items]
Royalty commitments amount				$ 100
Maximum
Description of Organization and Business Operations [Line Items]
Royalty commitments amount				500
Leidos Biomedical Research, Inc. [Member]
Description of Organization and Business Operations [Line Items]
Contract With Customer Liability				1,500
Upfront Fees				1,800
Lawrence Livermore National Security, LLC [Member]
Description of Organization and Business Operations [Line Items]
Sublicensing Income				2,000
Cash fees				200
License Maintenance Fees				100
UCSF License [Member]
Description of Organization and Business Operations [Line Items]
Shares Purchase Percentage		10.00%
UCSF License [Member] | Series B Preferred Stock
Description of Organization and Business Operations [Line Items]
Shares issuable under the participation right		2,509,446
Redeemable convertible preferred stock purchase price		$ 8.8554
Leidos CRADA [Member]
Description of Organization and Business Operations [Line Items]
License Maintenance Fees				500
Leidos CRADA [Member] | Leidos Biomedical Research, Inc. [Member]
Description of Organization and Business Operations [Line Items]
Research and development				3,000	3,600
Contract With Customer Liability				25,900
Milestone Payment				500
LLNS CRADA [Member] | Lawrence Livermore National Security, LLC [Member]
Description of Organization and Business Operations [Line Items]
Research and development				800	$ 2,100
Contract With Customer Liability				$ 21,100

[1]	Research and development expenses include related party amounts of $849 and $8,917 for the years ended December 31, 2025 and 2024, respectively.